Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table for Fiscal Years Ended December 31,
2022, 2021 and 2020
The following table provides information regarding the compensation paid to our NEOs for the fiscal years ended December 31, 2022, 2021 and 2020 and certain measures of Company performance for such periods.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted EBITDA (6) ($)	Revenue ($)
					Company TSR (4) ($)	Peer Group TSR (5) ($)
2022	3,138,418	(149,491,892)	4,755,734	2,468,497	117.20	126.96	281,389,330	579,711,116	1,375,217,646
2021	2,958,410	62,994,260	7,891,945	3,323,073	156.82	172.32	195,960,264	419,286,728	1,055,523,820
2020	211,131,206	352,618,181	6,724,389	15,808,463	170.82	135.28	143,453,418	330,816,302	841,434,039
(1)
For each year presented, the PEO was Mr. Richison. The amounts reported in this c olumn c
orrespond to the amounts reported in the “Total” column of the Summary Compensation Table for Fiscal Years Ended December 31, 2022, 2021 and 2020.

(2)
The amounts reported in this column represent “compensation actually paid” to Mr. Richison and the other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total ($)	3,138,418	4,755,734	2,958,410	7,891,945	211,131,206	6,724,389
Adjustments
Stock/Unit Awards ($)	—	(3,110,847)	—	(6,709,967)	(209,564,040)	(5,979,510)
Fair Value of Equity Awards ($)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	—	2,732,756	—	2,704,622	304,999,205	6,035,045
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	(149,874,900)	(1,397,473)	60,715,690	(203,452)	11,811,870	2,786,664

Change in Fair Value of Prior Year Equit y Awards Vested i n the Covered Year ( $)	(2,755,410)	(511,673)	(679,840)	(360,076)	(51,450)	65,165
Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	—	—	—	—	34,291,390	6,176,710
Total Adjustments for Fair Value of Equity Awards ($)	(152,630,310)	823,610	60,035,850	2,141,095	351,051,015	15,063,584
Compensation Actually Paid ($)	(149,491,892)	2,468,497	62,994,260	3,323,073	352,618,181	15,808,463

Equity awards granted to our PEO and other NEOs during the applicable periods included (i) shares of restricted stock subject to time-based vesting conditions, (ii) shares of restricted stock subject to market-based vesting conditions, tied to the achievement of a specified total enterprise value or specified stock price (“Market-Based RSAs”), and (iii) the 2021 PSU Awards and 2022 PSU Awards. To estimate the fair value of the Market-Based RSAs and PSUs, we considered the historical performance for the Company and the peer group as applicable for each award over the realized performance period, and then simulated the enterprise value or stock prices for the Company (and the peer group, as applicable) over the remaining performance period. We considered the risk-free
rates as of the measurement dates and the equity volatilities for each company and correlations between the companies (as applicable) as of the measurement dates using an approach consistent with the grant date fair value analysis. With respect to valuations as of December 31, 2021 and December 31, 2022, we considered the Company’s historical volatility for awards with remaining terms shorter than the Company’s trading history, and a weighted average historical equity volatility of the Company and that of the guideline public companies for awards with remaining terms longer than the Company’s trading history.

(3)
For the fiscal year ended December 31, 2022, the
non-PEO
NEOs w
ere
Mrs. Faurot and Messrs. Boelte, Smith, Evans and Long. For the fiscal year ended December 31, 2021, the non-PEO
NEOs were Mrs. Faurot and Messrs. Boelte, Smith, Evans and York. For the fiscal year ended December 31, 2020, the non-PEO
NEOs were Messrs. Boelte, Smith, Evans and York. The amounts reported in this column represent the average of the amounts reported in the “Total” column of the Summary Compensation Table for the non-PEO
NEOs in the applicable year.

(4)	The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2019.
(5)
The amounts reported in this column reflect the cumulative TSR of the S&P 500 Software & Services Index as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2019. For the years ended December 31, 2021 and 2020, we used the S&P 1500 Application Software Index as our published industry or line-of-business
index for purposes of the performance graph required under Item 201(e) of Regulation
S-K.
In our Form
10-K
for the year ended December 31, 2022, for purposes of the performance graph required under Item 201(e) of Regulation
S-K,
we replaced the S&P 1500 Application Software Index with the S&P 500 Software & Services Index as our published industry or line-of-business
index, as we believe the S&P 500 Software & Services Index represents a more appropriate peer group. Set forth below are comparisons of our cumulative TSR to (a) the cumulative TSR of the S&P 1500 Application Software Index as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2019 (“Peer Group B”) and (b) the cumulative TSR of the S&P 1500 Application Software Index as of December 31, 2020 and 2021 and the S&P 500 Software & Services Index as of December 31, 2022, assuming an initial fixed $100 investment on December 31, 2019 (“Peer Group C”):

	Company TSR ($)	Peer Group B TSR ($)	Peer Group C TSR ($)
2022	117.20	113.69	129.01
2021	156.82	175.10	175.10
2020	170.82	148.26	148.26
(6)
We define adjusted EBITDA as net income plus interest expense, taxes, depreciation and amortization, non-cash
stock-based compensation expense, certain transaction expenses that are not core to our operations (if any) and the change in fair value of our interest rate swap (if any).

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For the fiscal year ended December 31, 2022, the
non-PEO
NEOs w
ere
Mrs. Faurot and Messrs. Boelte, Smith, Evans and Long. For the fiscal year ended December 31, 2021, the non-PEO
NEOs were Mrs. Faurot and Messrs. Boelte, Smith, Evans and York. For the fiscal year ended December 31, 2020, the non-PEO
NEOs were Messrs. Boelte, Smith, Evans and York. The amounts reported in this column represent the average of the amounts reported in the “Total” column of the Summary Compensation Table for the non-PEO
	NEOs in the applicable year.
Peer Group Issuers, Footnote [Text Block]
(5)
The amounts reported in this column reflect the cumulative TSR of the S&P 500 Software & Services Index as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2019. For the years ended December 31, 2021 and 2020, we used the S&P 1500 Application Software Index as our published industry or line-of-business
index for purposes of the performance graph required under Item 201(e) of Regulation
S-K.
In our Form
10-K
for the year ended December 31, 2022, for purposes of the performance graph required under Item 201(e) of Regulation
S-K,
we replaced the S&P 1500 Application Software Index with the S&P 500 Software & Services Index as our published industry or line-of-business
index, as we believe the S&P 500 Software & Services Index represents a more appropriate peer group. Set forth below are comparisons of our cumulative TSR to (a) the cumulative TSR of the S&P 1500 Application Software Index as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2019 (“Peer Group B”) and (b) the cumulative TSR of the S&P 1500 Application Software Index as of December 31, 2020 and 2021 and the S&P 500 Software & Services Index as of December 31, 2022, assuming an initial fixed $100 investment on December 31, 2019 (“Peer Group C”):

	Company TSR ($)	Peer Group B TSR ($)	Peer Group C TSR ($)
2022	117.20	113.69	129.01
2021	156.82	175.10	175.10
2020	170.82	148.26	148.26

PEO Total Compensation Amount	$ 3,138,418	$ 2,958,410	$ 211,131,206
PEO Actually Paid Compensation Amount	$ (149,491,892)	62,994,260	352,618,181
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts reported in this column represent “compensation actually paid” to Mr. Richison and the other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total ($)	3,138,418	4,755,734	2,958,410	7,891,945	211,131,206	6,724,389
Adjustments
Stock/Unit Awards ($)	—	(3,110,847)	—	(6,709,967)	(209,564,040)	(5,979,510)
Fair Value of Equity Awards ($)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	—	2,732,756	—	2,704,622	304,999,205	6,035,045
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	(149,874,900)	(1,397,473)	60,715,690	(203,452)	11,811,870	2,786,664

Change in Fair Value of Prior Year Equit y Awards Vested i n the Covered Year ( $)	(2,755,410)	(511,673)	(679,840)	(360,076)	(51,450)	65,165
Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	—	—	—	—	34,291,390	6,176,710
Total Adjustments for Fair Value of Equity Awards ($)	(152,630,310)	823,610	60,035,850	2,141,095	351,051,015	15,063,584
Compensation Actually Paid ($)	(149,491,892)	2,468,497	62,994,260	3,323,073	352,618,181	15,808,463

Equity awards granted to our PEO and other NEOs during the applicable periods included (i) shares of restricted stock subject to time-based vesting conditions, (ii) shares of restricted stock subject to market-based vesting conditions, tied to the achievement of a specified total enterprise value or specified stock price (“Market-Based RSAs”), and (iii) the 2021 PSU Awards and 2022 PSU Awards. To estimate the fair value of the Market-Based RSAs and PSUs, we considered the historical performance for the Company and the peer group as applicable for each award over the realized performance period, and then simulated the enterprise value or stock prices for the Company (and the peer group, as applicable) over the remaining performance period. We considered the risk-free
rates as of the measurement dates and the equity volatilities for each company and correlations between the companies (as applicable) as of the measurement dates using an approach consistent with the grant date fair value analysis. With respect to valuations as of December 31, 2021 and December 31, 2022, we considered the Company’s historical volatility for awards with remaining terms shorter than the Company’s trading history, and a weighted average historical equity volatility of the Company and that of the guideline public companies for awards with remaining terms longer than the Company’s trading history.

Non-PEO NEO Average Total Compensation Amount	$ 4,755,734	7,891,945	6,724,389
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,468,497	3,323,073	15,808,463
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The amounts reported in this column represent “compensation actually paid” to Mr. Richison and the other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total ($)	3,138,418	4,755,734	2,958,410	7,891,945	211,131,206	6,724,389
Adjustments
Stock/Unit Awards ($)	—	(3,110,847)	—	(6,709,967)	(209,564,040)	(5,979,510)
Fair Value of Equity Awards ($)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	—	2,732,756	—	2,704,622	304,999,205	6,035,045
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	(149,874,900)	(1,397,473)	60,715,690	(203,452)	11,811,870	2,786,664

Change in Fair Value of Prior Year Equit y Awards Vested i n the Covered Year ( $)	(2,755,410)	(511,673)	(679,840)	(360,076)	(51,450)	65,165
Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	—	—	—	—	34,291,390	6,176,710
Total Adjustments for Fair Value of Equity Awards ($)	(152,630,310)	823,610	60,035,850	2,141,095	351,051,015	15,063,584
Compensation Actually Paid ($)	(149,491,892)	2,468,497	62,994,260	3,323,073	352,618,181	15,808,463

Equity awards granted to our PEO and other NEOs during the applicable periods included (i) shares of restricted stock subject to time-based vesting conditions, (ii) shares of restricted stock subject to market-based vesting conditions, tied to the achievement of a specified total enterprise value or specified stock price (“Market-Based RSAs”), and (iii) the 2021 PSU Awards and 2022 PSU Awards. To estimate the fair value of the Market-Based RSAs and PSUs, we considered the historical performance for the Company and the peer group as applicable for each award over the realized performance period, and then simulated the enterprise value or stock prices for the Company (and the peer group, as applicable) over the remaining performance period. We considered the risk-free
rates as of the measurement dates and the equity volatilities for each company and correlations between the companies (as applicable) as of the measurement dates using an approach consistent with the grant date fair value analysis. With respect to valuations as of December 31, 2021 and December 31, 2022, we considered the Company’s historical volatility for awards with remaining terms shorter than the Company’s trading history, and a weighted average historical equity volatility of the Company and that of the guideline public companies for awards with remaining terms longer than the Company’s trading history.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart shows, for the years ended December 31, 2020, 2021 and 2022, the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our cumulative TSR and (y) the cumulative TSR of the peer group:

Compensation Actually Paid vs. Net Income [Text Block]
The following chart shows, for the years ended December 31, 2020, 2021 and 2022, the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our net income, (y) our adjusted EBITDA and (z) our revenue:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart shows, for the years ended December 31, 2020, 2021 and 2022, the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our net income, (y) our adjusted EBITDA and (z) our revenue:

Total Shareholder Return Vs Peer Group [Text Block]
The following chart shows, for the years ended December 31, 2020, 2021 and 2022, the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our cumulative TSR and (y) the cumulative TSR of the peer group:

Tabular List [Table Text Block]
The following table contains the most important financial measures used to link executive compensation actually paid, for the year ended December 31, 2022, to the Company’s performance.

Most Important Financial Performance Measures
Revenue
Adjusted EBITDA
Annual Revenue Retention Rate
Relative TSR

Total Shareholder Return Amount	$ 117.2	156.82	170.82
Peer Group Total Shareholder Return Amount	126.96	172.32	135.28
Net Income (Loss)	$ 281,389,330	$ 195,960,264	$ 143,453,418
Company Selected Measure Amount	5,797,111.16	4,192,867.28	3,308,163.02
PEO Name	Mr. Richison
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	13,752,176.46	10,555,238.20	8,414,340.39
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annual Revenue Retention Rate
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Stock Awards			$ (209,564,040)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)			304,999,205
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	$ (149,874,900)	$ 60,715,690	11,811,870
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	(2,755,410)	(679,840)	(51,450)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)			34,291,390
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	(152,630,310)	60,035,850	351,051,015
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Stock Awards	(3,110,847)	(6,709,967)	(5,979,510)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	2,732,756	2,704,622	6,035,045
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	(1,397,473)	(203,452)	2,786,664
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	(511,673)	(360,076)	65,165
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)			6,176,710
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	$ 823,610	$ 2,141,095	$ 15,063,584